Share-Based Payments - Fair Value and Parameters for Cash-Settled Plans (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LTI Plan 2016
SHARE-BASED PAYMENTS
Weighted average fair value	€ 94.06	€ 65.89
Weighted average share price	€ 120.32	€ 86.93
Expected dividend yield	1.26%	1.63%
Weighted average remaining life of awards outstanding	1 year 10 months 24 days	2 years 4 months 24 days
Peer Group Index price	363.63	277.92
Peer Group expected dividend yield	1.17%	1.30%
SOP 2010
SHARE-BASED PAYMENTS
Weighted average fair value	€ 49.51	€ 20.67
Weighted average share price	€ 120.32	€ 86.93
Expected dividend yield	1.26%	1.63%
Weighted average remaining life of awards outstanding	3 months 18 days	1 year 2 months 12 days
RSU
SHARE-BASED PAYMENTS
Weighted average fair value	€ 118.72	€ 85.24
Weighted average share price	€ 120.32	€ 86.93
Expected dividend yield	1.26%	1.63%
Weighted average remaining life of awards outstanding	1 year	1 year
LTI Plan 2015
SHARE-BASED PAYMENTS
Weighted average fair value		€ 86.93
Weighted average share price		€ 86.93
Weighted average remaining life of awards outstanding		1 month 6 days
Qualtrics Rights
SHARE-BASED PAYMENTS
Weighted average fair value	€ 37.55
Weighted average share price	€ 120.32
Expected dividend yield	1.26%
Weighted average remaining life of awards outstanding	1 year 8 months 12 days
Lowest | LTI Plan 2016
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.68%)	(0.70%)
Expected volatility	20.40%	17.90%
Peer Group expected volatility	18.00%	19.00%
Expected correlation of the SAP share price and index price	38.00%	36.00%
Lowest | SOP 2010
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.25%)	(0.67%)
Expected volatility	27.40%	22.80%
Lowest | RSU
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.68%)	(0.69%)
Lowest | Qualtrics Rights
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.55%)
Highest | LTI Plan 2016
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.57%)	(0.55%)
Expected volatility	24.80%	21.40%
Peer Group expected volatility	22.00%	24.00%
Expected correlation of the SAP share price and index price	40.00%	42.00%
Highest | SOP 2010
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.08%)	(0.25%)
Expected volatility	35.80%	38.50%
Highest | RSU
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.31%)	(0.31%)
Highest | Qualtrics Rights
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.35%)